Organization	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization
1.	Organization:

Ceres Tactical Currency L.P. (“Tactical Currency”), Morgan Stanley Smith Barney Spectrum Select L.P. (“Spectrum Select”) and Morgan Stanley Smith Barney Spectrum Strategic L.P. (“Spectrum Strategic”) are, and Morgan Stanley Smith Barney Spectrum Technical L.P. (“Spectrum Technical”) (Partnership in Liquidation) was, limited partnerships organized to engage primarily in the speculative trading of futures contracts, options on futures and forward contracts, and forward contracts on physical commodities and other commodity interests, including, but not limited to, foreign currencies, financial instruments, metals, energy, and agricultural products (collectively, “Futures Interests”) (refer to Note 5, “Financial Instruments”). Tactical Currency, Spectrum Select, Spectrum Strategic and Spectrum Technical are each referred to individually as a “Partnership” or collectively as the “Partnerships”. The General Partner (as defined below) may determine to invest up to all of Tactical Currency’s, Spectrum Select’s or Spectrum Strategic’s assets in United States (“U.S.”) Treasury bills and/or money market mutual funds, including money market mutual funds managed by Morgan Stanley or its affiliates. Prior to December 31, 2017, the General Partner may have invested up to all of Spectrum Technical’s assets in U.S. Treasury bills and/or money market mutual funds, including money market mutual funds managed by Morgan Stanley or its affiliates. On December 12, 2017, the General Partner determined to terminate the management agreements by and among Spectrum Technical and the General Partner and each of Aspect Capital Limited (“Aspect”), Campbell & Company, LP (“Campbell”), FORT, L.P. (“FORT”) and SECOR Capital Advisors L.P. (“SECOR”) effective the close of business on December 31, 2017. As a result, Spectrum Technical changed its basis of accounting from the going concern basis to liquidation basis. The liquidation basis of accounting requires Spectrum Technical to record assets and liabilities at the values to be received or paid in liquidation.

Ceres Managed Futures LLC (“Ceres”), a Delaware limited liability company, acts as the general partner and commodity pool operator of Tactical Currency, Spectrum Select and Spectrum Strategic. Prior to December 31, 2017 (terminations of operations for Spectrum Technical), Ceres also acted as the general partner and commodity pool operator of Spectrum Technical. Ceres, in its capacity as general partner of the Partnerships, is referred to as the “General Partner.” As of January 1, 2017, Ceres became a wholly owned subsidiary of Morgan Stanley Domestic Holdings, Inc. (“MSD Holdings”). MSD Holdings is ultimately owned by Morgan Stanley. Morgan Stanley is a publicly held company whose shares are listed on the New York Stock Exchange. Morgan Stanley is engaged in various financial services and other business. Prior to January 1, 2017, the General Partner was a wholly-owned subsidiary of Morgan Stanley Smith Barney Holdings LLC.

The clearing commodity broker for Tactical Currency, Spectrum Select and Spectrum Strategic is Morgan Stanley & Co. LLC (“MS&Co.”), a registered futures commission merchant. Prior to December 31, 2017 (termination of operations for Spectrum Technical), MS&Co. also acted as the clearing commodity broker for Spectrum Technical.

MS&Co. also acts as the counterparty on all trading of foreign currency forward contracts traded directly by Spectrum Select and acted as the counterparty on all trading of foreign currency forward contracts traded directly by Spectrum Technical prior to December 31, 2017 (terminations of operations for Spectrum Technical). During the periods covered by this report, MS&Co. also served as the counterparty for certain foreign currency forward traded indirectly by Tactical Currency through Tactical Currency’s investment in Cambridge Master Fund L.P. (“Cambridge Master Fund”). Prior to December 31, 2017, (termination of operations for Spectrum Technical), MS&Co. served as the counterparty for certain foreign currency forward traded indirectly by Spectrum Technical through its investment in SECOR Master Fund L.P. (“SECOR Master Fund”). JP Morgan Chase Bank, N.A. (“JPMorgan”) also acts as the counterparty on Cambridge Master Fund’s, and acted as a counterparty on SECOR Master Fund’s, trading of foreign currency forward contracts. Morgan Stanley Smith Barney LLC, doing business as Morgan Stanley Wealth Management (“Morgan Stanley Wealth Management”), is a principal subsidiary of MSD Holdings. MS&Co. and its affiliates act as the primary custodians of Tactical Currency’s, Spectrum Select’s and Spectrum Strategic’s assets available for trading in Futures Interests.

JPMorgan also acts, and acted (prior to the termination of operations of Spectrum Technical on December 31, 2017) as a custodian for the assets of Tactical Currency and Spectrum Technical, respectively, held indirectly through their respective investments in Cambridge Master Fund and SECOR Master Fund. MS&Co. is a wholly-owned subsidiary of Morgan Stanley. The Partnerships also deposit or deposited a portion of their cash in non-trading bank accounts at JPMorgan.

On December 31, 2017, the General Partner liquidated Spectrum Technical’s Futures Interests and investment in SECOR Master Fund and contributed the cash proceeds of such liquidations along with Spectrum Technical’s remaining cash (other than the portion needed for Spectrum Technical’s final expenses) to Ceres Tactical Systematic L.P. (Tactical Systematic) in exchange for units of limited partnership of Tactical Systematic (“Tactical Systematic Units”). Following the exchange, each partner in Spectrum Technical owns Tactical Systematic Units equal in value to such partner’s interest in Spectrum Technical as of the close of business on December 31, 2017. Also following such exchange, all units of limited partnership in Spectrum Technical had a net asset value of zero. Spectrum Technical has been dissolved and terminated in accordance with the terms of its limited partnership agreement.

Ceres is required to maintain a 1% minimum interest in the equity in each of Tactical Currency, Spectrum Select and Spectrum Strategic. Prior to December 31, 2017 (terminations of operations for Spectrum Technical), Ceres was also required to maintain a 1% minimum interest in the equity of Spectrum Technical.

In July 2015, the General Partner delegated certain administrative functions to SS&C Technologies, Inc., a Delaware corporation, currently doing business as SS&C GlobeOp (the “Administrator”). Pursuant to a master services agreement, the Administrator furnishes certain administrative, accounting, regulatory reporting, tax and other services as agreed from time to time. In addition, the Administrator maintains certain books and records of Tactical Currency, Spectrum Select and Spectrum Strategic. Prior to December 31, 2017 (termination of operations for Spectrum Technical), the Administrator also maintained certain books and records of Spectrum Technical. The General Partner pays or reimburses Tactical Currency, Spectrum Select and Spectrum Strategic, and paid or reimbursed Spectrum Technical, from the General Partner fee it receives or received, from each Partnership, the ordinary administrative expenses of each Partnership. This includes or included the expenses related to the engagement of the Administrator. Therefore, the engagement of the Administrator did not impact the Partnerships’ respective break-even points.